Discontinued operations (Details 2) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Operating expenses:
Net (loss)/income from discontinued operations		¥ 7,962,519		¥ (2,138,682)
Net cash (used in)/provided by discontinued operating activities		305,487		(1,243,966)
Net cash provided by/(used in) discontinued investing activities		(832,252)		1,430,181
Kaola e-commerce business | Discontinued operations, disposed of by sale
Discontinued operations
Net revenues		10,571,406	[1]	15,977,878
Cost of revenues		(9,620,388)	[1]	(14,920,531)
Gross profit		951,018	[1]	1,057,347
Operating expenses:
Selling and marketing expenses		(1,258,413)	[1]	(2,614,760)
General and administrative expenses		(79,985)	[1]	(112,902)
Research and development expenses		(326,127)	[1]	(414,090)
Total operating expenses		(1,664,525)	[1]	(3,141,752)
Operating loss		(713,507)	[1]	(2,084,405)
Other expenses		(69,282)	[1]	(48,246)
Loss from discontinued operations		(782,789)	[1]	(2,132,651)
Income tax		(5,857)	[1]	(6,031)
Loss from discontinued operations, net of tax		(788,646)	[1]	(2,138,682)
Gains on disposal, net of tax	[1]	8,751,165
Net (loss)/income from discontinued operations		7,962,519	[1]	(2,138,682)
Net cash (used in)/provided by discontinued operating activities		305,487	[1]	(1,243,966)
Net cash provided by/(used in) discontinued investing activities		¥ (832,252)	[1]	¥ 1,430,181

[1]	Included financial results of discontinued operations from January 1, 2019 to September 6, 2019.